Benefit Plans (Balances Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Prior service cost	$ (74)	$ (93)
Net actuarial loss	(32,163)	(24,410)
Total	(32,237)	(24,503)
Deferred taxes	11,283	8,576
Accumulated other comprehensive loss	$ (20,954)	$ (15,927)